Preparation of financial statements (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Net loss	€ (5,123)	€ (3,919)	€ (7,724)	€ (6,535)	€ (14,231)	€ (8,764)	€ (8,554)
Negative cash flows from operating activities			(5,969)	(4,420)	(6,819)	€ (7,714)	€ (6,830)
Proceeds from issuance of long-term debt			5,000	€ 500
Accumulated deficit	(67,806)		(67,806)		€ (60,124)
EIB-Tranche two
Disclosure of detailed information about borrowings [line items]
Indebtedness	€ 5,000		€ 5,000